Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Brookfield Investment Funds
Entity Central Index Key	0001520738
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Center Coast Brookfield Midstream Focus Fund
Class Name	Class A
Trading Symbol	CCCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Center Coast Brookfield Midstream Focus Fund for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://privatewealth.brookfield.com/fund/center-coast-brookfield-midstream-focus-fund. You can also request this information by contacting us at 855-244-4859.
Additional Information Phone Number	855-244-4859
Additional Information Website	https://privatewealth.brookfield.com/fund/center-coast-brookfield-midstream-focus-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$256	4.64%
[1]
Expenses Paid, Amount	$ 256
Expense Ratio, Percent	4.64%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the six-month period ended March 31, 2026, the Fund  (i) underperformed its primary benchmark, the Alerian Midstream Energy Select Index and (ii) outperformed its broad-based benchmark, the S&P 500 Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Overweight positions to select outperforming midstream operators focused on natural gas were the largest positive group contributor during the period. Additionally, a non-index, outperforming position in a midstream company focused on floating liquefied natural gas (FLNG) infrastructure contributed positively as well. Conversely, a non-index position in an energy infrastructure operator operating in Texas, Louisiana and Mexico lagged during the period. The timing of our non-index position in a producer and exporter of liquefied natural gas (LNG) detracted from relative returns as well. Lastly, a non-index position in a wholesale distribution business moderately detracted from relative performance.
POSITIONING
Against a backdrop of geopolitical disruption abroad and accelerating, structurally supported demand at home, we believe midstream equities offer a unique value proposition. In the current environment, we see the asset class supported by a rare combination of durable volumes, contracted cash flows, healthy balance sheets and improving investor sentiment. As markets re-price replacement risk and the importance of reliable energy systems, we feel that well-positioned midstream companies are increasingly differentiated as attractive, cash-generative beneficiaries of the evolving energy landscape.

Top Contributors
↑	Targa Resources Corp.
↑	Kodiak Gas Services, Inc.
↑	Golar LNG Limited

Top Detractors
↓	Sempra Energy
↓	Cheniere Energy, Inc.
↓	ARKO Petroleum Corp.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
[2]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	17.25	23.84	8.79
Class A (with sales charge)	11.73	22.65	8.27
S&P 500 Index	17.80	12.06	14.16
Alerian MLP Index	13.92	24.89	11.03
Alerian Midstream Energy Select Index	23.06	24.80	14.33
Alerian Midstream Energy Index	21.36	24.24	N/A**
[3]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://privatewealth.brookfield.com/fund/center-coast-brookfield-midstream-focus-fund for more recent performance information.
Net Assets	$ 1,160,818,015
Holdings Count | $ / shares	30
Advisory Fees Paid, Amount	$ 4,779,861
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$1,160,818,015
Number of Portfolio Holdings	30
Portfolio Turnover	24%
Total Advisory Fees Paid	$4,779,861

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top Holdings	(%)[1]
Targa Resources Corp.	11.6%
The Williams Companies, Inc.	8.4%
Cheniere Energy, Inc.	7.8%
TC Energy Corp.	7.8%
Energy Transfer LP	7.5%
Kinder Morgan, Inc.	6.4%
Enbridge, Inc.	5.0%
Enterprise Products Partners LP	5.0%
MPLX LP	4.9%
ONEOK, Inc.	4.8%
Sector Breakdown[2]
[4],[5]
Updated Prospectus Web Address	https://brookfield.onlineprospectus.net/Brookfield/funds
Class C
Shareholder Report [Line Items]
Fund Name	Center Coast Brookfield Midstream Focus Fund
Class Name	Class C
Trading Symbol	CCCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Center Coast Brookfield Midstream Focus Fund for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://privatewealth.brookfield.com/fund/center-coast-brookfield-midstream-focus-fund. You can also request this information by contacting us at 855-244-4859.
Additional Information Phone Number	855-244-4859
Additional Information Website	https://privatewealth.brookfield.com/fund/center-coast-brookfield-midstream-focus-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$296	5.39%
[6]
Expenses Paid, Amount	$ 296
Expense Ratio, Percent	5.39%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the six-month period ended March 31, 2026, the Fund  (i) underperformed its primary benchmark, the Alerian Midstream Energy Select Index and (ii) outperformed its broad-based benchmark, the S&P 500 Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Overweight positions to select outperforming midstream operators focused on natural gas were the largest positive group contributor during the period. Additionally, a non-index, outperforming position in a midstream company focused on floating liquefied natural gas (FLNG) infrastructure contributed positively as well. Conversely, a non-index position in an energy infrastructure operator operating in Texas, Louisiana and Mexico lagged during the period. The timing of our non-index position in a producer and exporter of liquefied natural gas (LNG) detracted from relative returns as well. Lastly, a non-index position in a wholesale distribution business moderately detracted from relative performance.
POSITIONING
Against a backdrop of geopolitical disruption abroad and accelerating, structurally supported demand at home, we believe midstream equities offer a unique value proposition. In the current environment, we see the asset class supported by a rare combination of durable volumes, contracted cash flows, healthy balance sheets and improving investor sentiment. As markets re-price replacement risk and the importance of reliable energy systems, we feel that well-positioned midstream companies are increasingly differentiated as attractive, cash-generative beneficiaries of the evolving energy landscape.

Top Contributors
↑	Targa Resources Corp.
↑	Kodiak Gas Services, Inc.
↑	Golar LNG Limited

Top Detractors
↓	Sempra Energy
↓	Cheniere Energy, Inc.
↓	ARKO Petroleum Corp.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
[7]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	16.32	22.83	7.95
Class C (with sales charge)	15.32	22.83	7.95
S&P 500 Index	17.80	12.06	14.16
Alerian MLP Index	13.92	24.89	11.03
Alerian Midstream Energy Select Index	23.06	24.80	14.33
Alerian Midstream Energy Index	21.36	24.24	N/A**
[8]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://privatewealth.brookfield.com/fund/center-coast-brookfield-midstream-focus-fund for more recent performance information.
Net Assets	$ 1,160,818,015
Holdings Count | $ / shares	30
Advisory Fees Paid, Amount	$ 4,779,861
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$1,160,818,015
Number of Portfolio Holdings	30
Portfolio Turnover	24%
Total Advisory Fees Paid	$4,779,861

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top Holdings	(%)[1]
Targa Resources Corp.	11.6%
The Williams Companies, Inc.	8.4%
Cheniere Energy, Inc.	7.8%
TC Energy Corp.	7.8%
Energy Transfer LP	7.5%
Kinder Morgan, Inc.	6.4%
Enbridge, Inc.	5.0%
Enterprise Products Partners LP	5.0%
MPLX LP	4.9%
ONEOK, Inc.	4.8%
Sector Breakdown[2]
[9],[10]
Updated Prospectus Web Address	https://brookfield.onlineprospectus.net/Brookfield/funds
Class I
Shareholder Report [Line Items]
Fund Name	Center Coast Brookfield Midstream Focus Fund
Class Name	Class I
Trading Symbol	CCCNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Center Coast Brookfield Midstream Focus Fund for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://privatewealth.brookfield.com/fund/center-coast-brookfield-midstream-focus-fund. You can also request this information by contacting us at 855-244-4859.
Additional Information Phone Number	855-244-4859
Additional Information Website	https://privatewealth.brookfield.com/fund/center-coast-brookfield-midstream-focus-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$242	4.39%
[11]
Expenses Paid, Amount	$ 242
Expense Ratio, Percent	4.39%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the six-month period ended March 31, 2026, the Fund  (i) underperformed its primary benchmark, the Alerian Midstream Energy Select Index and (ii) outperformed its broad-based benchmark, the S&P 500 Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Overweight positions to select outperforming midstream operators focused on natural gas were the largest positive group contributor during the period. Additionally, a non-index, outperforming position in a midstream company focused on floating liquefied natural gas (FLNG) infrastructure contributed positively as well. Conversely, a non-index position in an energy infrastructure operator operating in Texas, Louisiana and Mexico lagged during the period. The timing of our non-index position in a producer and exporter of liquefied natural gas (LNG) detracted from relative returns as well. Lastly, a non-index position in a wholesale distribution business moderately detracted from relative performance.
POSITIONING
Against a backdrop of geopolitical disruption abroad and accelerating, structurally supported demand at home, we believe midstream equities offer a unique value proposition. In the current environment, we see the asset class supported by a rare combination of durable volumes, contracted cash flows, healthy balance sheets and improving investor sentiment. As markets re-price replacement risk and the importance of reliable energy systems, we feel that well-positioned midstream companies are increasingly differentiated as attractive, cash-generative beneficiaries of the evolving energy landscape.

Top Contributors
↑	Targa Resources Corp.
↑	Kodiak Gas Services, Inc.
↑	Golar LNG Limited

Top Detractors
↓	Sempra Energy
↓	Cheniere Energy, Inc.
↓	ARKO Petroleum Corp.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
[12]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	17.57	24.11	9.06
S&P 500 Index	17.80	12.06	14.16
Alerian MLP Index	13.92	24.89	11.03
Alerian Midstream Energy Select Index	23.06	24.80	14.33
Alerian Midstream Energy Index	21.36	24.24	N/A**
[13]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://privatewealth.brookfield.com/fund/center-coast-brookfield-midstream-focus-fund for more recent performance information.
Net Assets	$ 1,160,818,015
Holdings Count | $ / shares	30
Advisory Fees Paid, Amount	$ 4,779,861
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$1,160,818,015
Number of Portfolio Holdings	30
Portfolio Turnover	24%
Total Advisory Fees Paid	$4,779,861

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top Holdings	(%)[1]
Targa Resources Corp.	11.6%
The Williams Companies, Inc.	8.4%
Cheniere Energy, Inc.	7.8%
TC Energy Corp.	7.8%
Energy Transfer LP	7.5%
Kinder Morgan, Inc.	6.4%
Enbridge, Inc.	5.0%
Enterprise Products Partners LP	5.0%
MPLX LP	4.9%
ONEOK, Inc.	4.8%
Sector Breakdown[2]
[14],[15]
Updated Prospectus Web Address	https://brookfield.onlineprospectus.net/Brookfield/funds

[1]
*	Annualized

[2]
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

[3]
**	Data for the Alerian Midstream Energy Index is unavailable prior to its inception date of June 25, 2018.

[4]
1	Represents percent of total investments.

[5]
2	Represents percent of total net assets.

[6]
*	Annualized

[7]
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

[8]
**	Data for the Alerian Midstream Energy Index is unavailable prior to its inception date of June 25, 2018.

[9]
1	Represents percent of total investments.

[10]
2	Represents percent of total net assets.

[11]
*	Annualized

[12]
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

[13]
**	Data for the Alerian Midstream Energy Index is unavailable prior to its inception date of June 25, 2018.

[14]
1	Represents percent of total investments.

[15]
2	Represents percent of total net assets.